Related Party Balances and Transactions - Schedule of Related Party Transactions and Balances (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Agency income received by Neo-Concept UK from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 1,011,541	$ 128,990	$ 1,248,117
Purchase of apparel products from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	22,068,044	2,814,083	5,385,166
Rental expense paid to NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	360,000	45,907	360,000
Advance from HCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	91,330,577	11,646,337	0
Repay to HCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 91,810,760	$ 11,707,569	$ 0